Property, plant and equipment, Changes in property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Changes in property, plant and equipment [Abstract]
Beginning balance		R$ 694,453		R$ 691,773		R$ 695,616
Additions		35,096		6,374		21,783
Write-offs		(15,390)		(3,694)	[1]	(25,626)	[1]
Impairment		(34,432)
Transfer		(6,580)		0		0
Additions related to business combination	[2]	16,304
Ending balance		689,451		694,453		691,773
Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		1,389,513		1,240,342		1,134,987
Additions		156,889		154,980		133,955
Write-offs		(59,108)		(5,809)	[1]	(28,600)	[1]
Impairment		(36,750)
Transfer		(6,580)		0		0
Additions related to business combination	[2]	18,299
Ending balance		1,462,263		1,389,513		1,240,342
Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(695,060)		(548,569)		(439,371)
Additions		(121,793)		(148,606)		(112,172)
Write-offs		43,718		2,115	[1]	2,974	[1]
Impairment		2,318
Transfer		0		0		0
Additions related to business combination	[2]	(1,995)
Ending balance		(772,812)		(695,060)		(548,569)
Landfills - Land and Implementation of Cells [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance	[3]	283,572		279,857
Ending balance	[3]	282,655		283,572		279,857
Landfills - Land and Implementation of Cells [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		592,092		520,586		447,969
Additions		83,843		18,612		25,842
Write-offs		(52,170)		(1,556)	[1]	(11,997)	[1]
Impairment		(33,110)
Transfer		(6,580)	[4]	54,450		58,772
Additions related to business combination	[2]	15,910
Ending balance		599,985	[3]	592,092		520,586
Landfills - Land and Implementation of Cells [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(308,520)		(240,729)		(181,657)
Additions		(48,026)		(68,359)		(59,706)
Write-offs		39,966		568	[1]	634	[1]
Impairment		1,228
Transfer		0		0		0
Additions related to business combination	[2]	(1,978)
Ending balance		(317,330)	[3]	(308,520)		(240,729)
Buildings [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		127,308		127,897
Ending balance		123,514		127,308		127,897
Buildings [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		180,179		171,387		161,839
Additions		7,247		1,727		3,081
Write-offs		(323)		(986)	[1]	0	[1]
Impairment		(1,107)
Transfer		0		8,051		6,467
Additions related to business combination	[2]	665
Ending balance		186,661		180,179		171,387
Buildings [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(52,871)		(43,490)		(38,846)
Additions		(10,441)		(9,740)		(4,644)
Write-offs		16		359	[1]	0	[1]
Impairment		150
Transfer		0		0		0
Additions related to business combination	[2]	(1)
Ending balance		(63,147)		(52,871)		(43,490)
Biogas Burning Facilities [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		7,185		7,173
Ending balance		6,682		7,185		7,173
Biogas Burning Facilities [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		9,255		8,795		8,795
Additions		0		0		0
Write-offs		0		0	[1]	0	[1]
Impairment		(43)
Transfer		0		460		0
Additions related to business combination	[2]	0
Ending balance		9,212		9,255		8,795
Biogas Burning Facilities [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(2,070)		(1,622)		(1,178)
Additions		(468)		(448)		(444)
Write-offs		0		0	[1]	0	[1]
Impairment		8
Transfer		0		0		0
Additions related to business combination	[2]	0
Ending balance		(2,530)		(2,070)		(1,622)
Operating Equipment [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		108,897		93,385
Ending balance		117,171		108,897		93,385
Operating Equipment [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		191,545		157,369		156,135
Additions		13,787		12,673		3,290
Write-offs		(557)		(1,319)	[1]	(7,781)	[1]
Impairment		(1,742)
Transfer		17,627		22,822		5,725
Additions related to business combination	[2]	1,066
Ending balance		221,726		191,545		157,369
Operating Equipment [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(82,648)		(63,984)		(57,854)
Additions		(23,033)		(19,144)		(7,226)
Write-offs		462		480	[1]	1,096	[1]
Impairment		667
Transfer		0		0		0
Additions related to business combination	[2]	(3)
Ending balance		(104,555)		(82,648)		(63,984)
Furniture and Fixtures [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		3,917		4,188
Ending balance		3,629		3,917		4,188
Furniture and Fixtures [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		8,878		8,414		7,938
Additions		477		272		311
Write-offs		(10)		(1)	[1]	(154)	[1]
Impairment		(87)
Transfer		0		193		319
Additions related to business combination	[2]	180
Ending balance		9,438		8,878		8,414
Furniture and Fixtures [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(4,961)		(4,226)		(3,534)
Additions		(898)		(735)		(714)
Write-offs		5		0	[1]	22	[1]
Impairment		49
Transfer		0		0		0
Additions related to business combination	[2]	(4)
Ending balance		(5,809)		(4,961)		(4,226)
Computers and Peripherals [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		3,113		3,832
Ending balance		2,647		3,113		3,832
Computers and Peripherals [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		10,579		10,020		8,871
Additions		815		127		125
Write-offs		(4)		(1)	[1]	(205)	[1]
Impairment		(131)
Transfer		0		433		1,229
Additions related to business combination	[2]	108
Ending balance		11,367		10,579		10,020
Computers and Peripherals [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(7,466)		(6,188)		(4,857)
Additions		(1,367)		(1,278)		(1,360)
Write-offs		2		0	[1]	29	[1]
Impairment		120
Transfer		0		0		0
Additions related to business combination	[2]	(9)
Ending balance		(8,720)		(7,466)		(6,188)
Vehicles [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		88,895		103,038
Ending balance		69,718		88,895		103,038
Vehicles [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		300,422		273,443		260,868
Additions		12,965		6,540		11,865
Write-offs		(3,751)		(1,847)	[1]	(156)	[1]
Impairment		(493)
Transfer		0		22,286		866
Additions related to business combination	[2]	370
Ending balance		309,513		300,422		273,443
Vehicles [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(211,527)		(170,405)		(138,243)
Additions		(31,631)		(41,795)		(32,184)
Write-offs		3,267		673	[1]	22	[1]
Impairment		96
Transfer		0		0		0
Additions related to business combination	[2]	0
Ending balance		(239,795)		(211,527)		(170,405)
Aircraft [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		10,456		11,723
Ending balance		9,191		10,456		11,723
Aircraft [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		16,791		16,791		16,791
Additions		0		0		0
Write-offs		0		0	[1]	0	[1]
Impairment		0
Transfer		0		0		0
Additions related to business combination	[2]	0
Ending balance		16,791		16,791		16,791
Aircraft [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(6,335)		(5,068)		(3,801)
Additions		(1,265)		(1,267)		(1,267)
Write-offs		0		0	[1]	0	[1]
Impairment		0
Transfer		0		0		0
Additions related to business combination	[2]	0
Ending balance		(7,600)		(6,335)		(5,068)
UVR - Waste Recovery Unit [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		42,375		46,958
Ending balance		38,033		42,375		46,958
UVR - Waste Recovery Unit [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		60,700		60,700		60,700
Additions		263		0		0
Write-offs		0		0	[1]	0	[1]
Impairment		0
Transfer		0		0		0
Additions related to business combination	[2]	0
Ending balance		60,963		60,700		60,700
UVR - Waste Recovery Unit [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(18,325)		(13,742)		(9,161)
Additions		(4,605)		(4,583)		(4,581)
Write-offs		0		0	[1]	0	[1]
Impairment		0
Transfer		0		0		0
Additions related to business combination	[2]	0
Ending balance		(22,930)		(18,325)		(13,742)
Other Property, Plant and Equipment [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		119		1,341
Ending balance		89		119		1,341
Other Property, Plant and Equipment [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		456		456		450
Additions		29		0		0
Write-offs		0		(69)	[1]	0	[1]
Impairment		0
Transfer		0		69		6
Additions related to business combination	[2]	0
Ending balance		485		456		456
Other Property, Plant and Equipment [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(337)		885		(240)
Additions		(59)		(1,257)		(46)
Write-offs		0		35	[1]	1,171	[1]
Impairment		0
Transfer		0		0		0
Additions related to business combination	[2]	0
Ending balance		(396)		(337)		885
Advances to Suppliers [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		5,177		0
Ending balance		4,743		5,177		0
Advances to Suppliers [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		5,177		0		727
Additions		1,896		21,924		0
Write-offs		(2,293)		0	[1]	0	[1]
Impairment		(37)
Transfer		0		(16,747)		(727)
Additions related to business combination	[2]	0
Ending balance		4,743		5,177		0
Advances to Suppliers [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Ending balance		0
Construction in Progress [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance	[5]	13,439		12,381
Ending balance	[5]	31,379		13,439		12,381
Construction in Progress [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance	[6]	13,439		12,381		3,904
Additions		35,567		93,105	[6]	89,441	[6]
Write-offs		0		(30)	[1],[6]	(8,307)	[1],[6]
Impairment		0
Transfer		(17,627)		(92,017)	[6]	(72,657)	[6]
Additions related to business combination	[2]	0
Ending balance		31,379	[5]	R$ 13,439	[6]	R$ 12,381	[6]
Construction in Progress [Member] | Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Ending balance	[5]	R$ 0

[1]	Mainly related to assets write-off as a result of the investigation described in Note 1.5.
[2]	Refers to PP&E of Catanduva, which the Company started consolidating starting on May 31, 2017 (refer to Note 9).
[3]	Land intended for landfills and respective buildings are subject to depletion and depreciation calculated based on the usage volume of the landfill. In 2017, depletion and depreciation weighted average rates were 8.00% p.a. (11.54% p.a. for 2016 and 11.46% 2015) Landfills include decommissioning cost as explained in Note 20.
[4]	Refers to the transfer of Leccaro's assets previously consolidated to assets held for sale (refer to Note 10.2)
[5]	Construction in progress refers basically to the acquisition of the Waste Sorting Machine (Tyrannosaurus) of R$12,804 and acquisition of Turbines and Energy Generators for R$13,044.
[6]	Construction in progress refers basically to landfill cell projects of the Company and its subsidiaries.